Statements of cash flows - Summary of Adjustments from Financing Activities (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Lease liabilities	₩ 189,660	₩ 231,325